SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Patents	$ 250,000	$ 250,000	$ 250,000
Licenses	4,270,000	4,270,000
Finite-Lived Intangible Assets, Gross	4,520,000	4,520,000	4,520,000
Licenses		4,270,000	4,270,000
Less: accumulated amortization	629,184	530,573	136,127
Intangible Assets, Net	$ 3,890,816	$ 3,989,427	$ 4,383,873